INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets acquired, increase due to change in estimates	$ 2,586	$ 1,791
Cost | Mobile Apps
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Total net book value of assets with finite useful lives	$ 7,060		$ 7,298